Segments (Details) - Schedule of Total Assets	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	¥ 1,317,268,613	$ 182,300,730	¥ 1,260,341,366
AR advertising services [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets	1,317,268,613	182,300,730	1,071,603,048
AR entertainment [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets			9,504,306
Semiconductor business [Member]
Segment Reporting, Asset Reconciling Item [Line Items]
Total Assets			¥ 179,234,012